Non-controlling Interest in GasLog Partners - Issuance (Details) - GasLog Partners LP	Jun. 30, 2019 shares
Common shares/units
Equity transaction
Marginal percentage interest in distributions	98.00%
Class B Units
Equity transaction
Conversion ratio of class B units into common units	1
General partner units
Equity transaction
Marginal percentage interest in distributions	2.00%
GasLog Ltd. | Common shares/units
Equity transaction
Number of units issued	2,532,911
GasLog Ltd. | Class B Units
Equity transaction
Number of units issued	2,490,000
GasLog Ltd. | Class B-1 Units
Equity transaction
Number of units issued	415,000
GasLog Ltd. | Class B-2 Units
Equity transaction
Number of units issued	415,000
GasLog Ltd. | Class B-3 Units
Equity transaction
Number of units issued	415,000
GasLog Ltd. | Class B-4 Units
Equity transaction
Number of units issued	415,000
GasLog Ltd. | Class B-5 Units
Equity transaction
Number of units issued	415,000
GasLog Ltd. | Class B-6 Units
Equity transaction
Number of units issued	415,000